Outstanding Claims (Details) - Schedule of Gross of reinsurance, the claims development - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Gross of reinsurance [Member]
Outstanding Claims (Details) - Schedule of Gross of reinsurance, the claims development [Line Items]
Current estimate of cumulative claims incurred	$ 2,241,552
Cumulative payments to date	1,665,653
Gross liability included in the consolidated statement of financial position	575,899
Gross of reinsurance [Member] | 2009 [Member]
Outstanding Claims (Details) - Schedule of Gross of reinsurance, the claims development [Line Items]
At end of accident year													$ 94,376
One year later													75,295
Two years later													67,119
Three years later													68,497
Four years later													68,217
Five years later													67,909
Six years later													67,807
Seven years later													67,614
Eight years later													68,115
Nine years later													68,950
Ten years later													68,882
Eleven years later													69,169
Twelve years later													68,881
Current estimate of cumulative claims incurred													68,881
Cumulative payments to date													68,278
Gross of reinsurance [Member] | 2010 [Member]
Outstanding Claims (Details) - Schedule of Gross of reinsurance, the claims development [Line Items]
At end of accident year												$ 122,323
One year later												108,523
Two years later												105,943
Three years later												100,572
Four years later												99,513
Five years later												101,599
Six years later												100,199
Seven years later												100,303
Eight years later												100,073
Nine years later												100,120
Ten years later												99,972
Eleven years later												100,497
Twelve years later
Current estimate of cumulative claims incurred												100,497
Cumulative payments to date												100,188
Gross of reinsurance [Member] | 2011 [Member]
Outstanding Claims (Details) - Schedule of Gross of reinsurance, the claims development [Line Items]
At end of accident year											$ 128,498
One year later											106,567
Two years later											100,764
Three years later											110,286
Four years later											114,464
Five years later											110,266
Six years later											111,774
Seven years later											110,644
Eight years later											111,028
Nine years later											111,198
Ten years later											109,706
Eleven years later
Twelve years later
Current estimate of cumulative claims incurred											109,706
Cumulative payments to date											103,590
Gross of reinsurance [Member] | 2012 [Member]
Outstanding Claims (Details) - Schedule of Gross of reinsurance, the claims development [Line Items]
At end of accident year										$ 133,595
One year later										119,425
Two years later										108,557
Three years later										110,046
Four years later										103,996
Five years later										104,541
Six years later										103,167
Seven years later										97,918
Eight years later										97,998
Nine years later										98,088
Ten years later
Eleven years later
Twelve years later
Current estimate of cumulative claims incurred										98,088
Cumulative payments to date										95,657
Gross of reinsurance [Member] | 2013 [Member]
Outstanding Claims (Details) - Schedule of Gross of reinsurance, the claims development [Line Items]
At end of accident year									$ 159,549
One year later									155,958
Two years later									148,161
Three years later									142,309
Four years later									133,917
Five years later									132,992
Six years later									130,844
Seven years later									130,616
Eight years later									130,374
Nine years later
Ten years later
Eleven years later
Twelve years later
Current estimate of cumulative claims incurred									130,374
Cumulative payments to date									129,783
Gross of reinsurance [Member] | 2014 [Member]
Outstanding Claims (Details) - Schedule of Gross of reinsurance, the claims development [Line Items]
At end of accident year								$ 152,384
One year later								114,972
Two years later								101,352
Three years later								92,846
Four years later								88,210
Five years later								85,621
Six years later								83,183
Seven years later								82,709
Eight years later
Nine years later
Ten years later
Eleven years later
Twelve years later
Current estimate of cumulative claims incurred								82,709
Cumulative payments to date								82,488
Gross of reinsurance [Member] | 2015 [Member]
Outstanding Claims (Details) - Schedule of Gross of reinsurance, the claims development [Line Items]
At end of accident year							$ 174,601
One year later							160,100
Two years later							149,533
Three years later							145,921
Four years later							142,926
Five years later							142,478
Six years later							141,758
Seven years later
Eight years later
Nine years later
Ten years later
Eleven years later
Twelve years later
Current estimate of cumulative claims incurred							141,758
Cumulative payments to date							136,793
Gross of reinsurance [Member] | 2016 [Member]
Outstanding Claims (Details) - Schedule of Gross of reinsurance, the claims development [Line Items]
At end of accident year						$ 175,094
One year later						173,369
Two years later						167,695
Three years later						158,572
Four years later						162,210
Five years later						162,215
Six years later
Seven years later
Eight years later
Nine years later
Ten years later
Eleven years later
Twelve years later
Current estimate of cumulative claims incurred						162,215
Cumulative payments to date						154,033
Gross of reinsurance [Member] | 2017 [Member]
Outstanding Claims (Details) - Schedule of Gross of reinsurance, the claims development [Line Items]
At end of accident year					$ 278,298
One year later					309,258
Two years later					317,053
Three years later					317,778
Four years later					311,662
Five years later
Six years later
Seven years later
Eight years later
Nine years later
Ten years later
Eleven years later
Twelve years later
Current estimate of cumulative claims incurred					311,662
Cumulative payments to date					279,011
Gross of reinsurance [Member] | 2018 [Member]
Outstanding Claims (Details) - Schedule of Gross of reinsurance, the claims development [Line Items]
At end of accident year				$ 196,709
One year later				219,593
Two years later				213,655
Three years later				191,253
Four years later
Five years later
Six years later
Seven years later
Eight years later
Nine years later
Ten years later
Eleven years later
Twelve years later
Current estimate of cumulative claims incurred				191,253
Cumulative payments to date				114,862
Gross of reinsurance [Member] | 2019 [Member]
Outstanding Claims (Details) - Schedule of Gross of reinsurance, the claims development [Line Items]
At end of accident year			$ 150,799
One year later			143,093
Two years later			126,522
Three years later
Four years later
Five years later
Six years later
Seven years later
Eight years later
Nine years later
Ten years later
Eleven years later
Twelve years later
Current estimate of cumulative claims incurred			126,522
Cumulative payments to date			77,459
Gross of reinsurance [Member] | 2020 [Member]
Outstanding Claims (Details) - Schedule of Gross of reinsurance, the claims development [Line Items]
At end of accident year		$ 225,950
One year later		219,794
Two years later
Three years later
Four years later
Five years later
Six years later
Seven years later
Eight years later
Nine years later
Ten years later
Eleven years later
Twelve years later
Current estimate of cumulative claims incurred		219,794
Cumulative payments to date		64,824
Gross of reinsurance [Member] | 2021 [Member]
Outstanding Claims (Details) - Schedule of Gross of reinsurance, the claims development [Line Items]
At end of accident year	257,233
One year later
Two years later
Three years later
Four years later
Five years later
Six years later
Seven years later
Eight years later
Nine years later
Ten years later
Eleven years later
Twelve years later
Current estimate of cumulative claims incurred	257,233
Cumulative payments to date	19,296
Gross of reinsurance [Member] | All prior years [Member]
Outstanding Claims (Details) - Schedule of Gross of reinsurance, the claims development [Line Items]
Current estimate of cumulative claims incurred	240,860
Cumulative payments to date	239,391
Net of reinsurance [Member]
Outstanding Claims (Details) - Schedule of Gross of reinsurance, the claims development [Line Items]
Current estimate of cumulative claims incurred	1,392,792
Cumulative payments to date	999,141
Net liability included in the consolidated statement of financial position	393,651
Net of reinsurance [Member] | 2009 [Member]
Outstanding Claims (Details) - Schedule of Gross of reinsurance, the claims development [Line Items]
At end of accident year													63,259
One year later													52,099
Two years later													46,911
Three years later													48,882
Four years later													48,707
Five years later													48,310
Six years later													48,348
Seven years later													48,194
Eight years later													48,713
Nine years later													49,446
Ten years later													49,437
Eleven years later													49,697
Twelve years later													49,404
Current estimate of cumulative claims incurred													49,404
Cumulative payments to date													$ 48,851
Net of reinsurance [Member] | 2010 [Member]
Outstanding Claims (Details) - Schedule of Gross of reinsurance, the claims development [Line Items]
At end of accident year												71,380
One year later												63,488
Two years later												62,020
Three years later												58,897
Four years later												58,182
Five years later												60,146
Six years later												58,648
Seven years later												58,726
Eight years later												58,540
Nine years later												58,590
Ten years later												58,460
Eleven years later												58,859
Twelve years later
Current estimate of cumulative claims incurred												58,859
Cumulative payments to date												$ 58,590
Net of reinsurance [Member] | 2011 [Member]
Outstanding Claims (Details) - Schedule of Gross of reinsurance, the claims development [Line Items]
At end of accident year											76,231
One year later											60,555
Two years later											59,556
Three years later											60,662
Four years later											62,272
Five years later											59,826
Six years later											60,329
Seven years later											58,084
Eight years later											57,329
Nine years later											57,425
Ten years later											57,398
Eleven years later
Twelve years later
Current estimate of cumulative claims incurred											57,398
Cumulative payments to date											$ 55,232
Net of reinsurance [Member] | 2012 [Member]
Outstanding Claims (Details) - Schedule of Gross of reinsurance, the claims development [Line Items]
At end of accident year										100,119
One year later										88,131
Two years later										78,090
Three years later										81,521
Four years later										77,268
Five years later										77,798
Six years later										76,773
Seven years later										71,644
Eight years later										71,620
Nine years later										71,745
Ten years later
Eleven years later
Twelve years later
Current estimate of cumulative claims incurred										71,745
Cumulative payments to date										$ 69,469
Net of reinsurance [Member] | 2013 [Member]
Outstanding Claims (Details) - Schedule of Gross of reinsurance, the claims development [Line Items]
At end of accident year									123,553
One year later									121,694
Two years later									120,600
Three years later									117,084
Four years later									109,460
Five years later									107,701
Six years later									107,500
Seven years later									107,269
Eight years later									107,059
Nine years later
Ten years later
Eleven years later
Twelve years later
Current estimate of cumulative claims incurred									107,059
Cumulative payments to date									$ 106,523
Net of reinsurance [Member] | 2014 [Member]
Outstanding Claims (Details) - Schedule of Gross of reinsurance, the claims development [Line Items]
At end of accident year								115,851
One year later								90,078
Two years later								79,209
Three years later								73,250
Four years later								70,070
Five years later								66,693
Six years later								65,626
Seven years later								65,482
Eight years later
Nine years later
Ten years later
Eleven years later
Twelve years later
Current estimate of cumulative claims incurred								65,482
Cumulative payments to date								$ 64,658
Net of reinsurance [Member] | 2015 [Member]
Outstanding Claims (Details) - Schedule of Gross of reinsurance, the claims development [Line Items]
At end of accident year							92,893
One year later							86,991
Two years later							79,846
Three years later							75,311
Four years later							73,132
Five years later							72,641
Six years later							71,945
Seven years later
Eight years later
Nine years later
Ten years later
Eleven years later
Twelve years later
Current estimate of cumulative claims incurred							71,945
Cumulative payments to date							$ 68,751
Net of reinsurance [Member] | 2016 [Member]
Outstanding Claims (Details) - Schedule of Gross of reinsurance, the claims development [Line Items]
At end of accident year						98,771
One year later						94,055
Two years later						90,077
Three years later						85,366
Four years later						89,184
Five years later						89,230
Six years later
Seven years later
Eight years later
Nine years later
Ten years later
Eleven years later
Twelve years later
Current estimate of cumulative claims incurred						89,230
Cumulative payments to date						$ 82,223
Net of reinsurance [Member] | 2017 [Member]
Outstanding Claims (Details) - Schedule of Gross of reinsurance, the claims development [Line Items]
At end of accident year					110,341
One year later					117,163
Two years later					116,435
Three years later					113,949
Four years later					112,040
Five years later
Six years later
Seven years later
Eight years later
Nine years later
Ten years later
Eleven years later
Twelve years later
Current estimate of cumulative claims incurred					112,040
Cumulative payments to date					$ 94,196
Net of reinsurance [Member] | 2018 [Member]
Outstanding Claims (Details) - Schedule of Gross of reinsurance, the claims development [Line Items]
At end of accident year				94,266
One year later				105,797
Two years later				108,521
Three years later				112,970
Four years later
Five years later
Six years later
Seven years later
Eight years later
Nine years later
Ten years later
Eleven years later
Twelve years later
Current estimate of cumulative claims incurred				112,970
Cumulative payments to date				$ 80,419
Net of reinsurance [Member] | 2019 [Member]
Outstanding Claims (Details) - Schedule of Gross of reinsurance, the claims development [Line Items]
At end of accident year			124,355
One year later			115,739
Two years later			100,104
Three years later
Four years later
Five years later
Six years later
Seven years later
Eight years later
Nine years later
Ten years later
Eleven years later
Twelve years later
Current estimate of cumulative claims incurred			100,104
Cumulative payments to date			$ 62,814
Net of reinsurance [Member] | 2020 [Member]
Outstanding Claims (Details) - Schedule of Gross of reinsurance, the claims development [Line Items]
At end of accident year		157,815
One year later		155,639
Two years later
Three years later
Four years later
Five years later
Six years later
Seven years later
Eight years later
Nine years later
Ten years later
Eleven years later
Twelve years later
Current estimate of cumulative claims incurred		155,639
Cumulative payments to date		$ 44,025
Net of reinsurance [Member] | 2021 [Member]
Outstanding Claims (Details) - Schedule of Gross of reinsurance, the claims development [Line Items]
At end of accident year	192,307
One year later
Two years later
Three years later
Four years later
Five years later
Six years later
Seven years later
Eight years later
Nine years later
Ten years later
Eleven years later
Twelve years later
Current estimate of cumulative claims incurred	192,307
Cumulative payments to date	16,064
Net of reinsurance [Member] | All prior years [Member]
Outstanding Claims (Details) - Schedule of Gross of reinsurance, the claims development [Line Items]
Current estimate of cumulative claims incurred	148,610
Cumulative payments to date	$ 147,326